Document And Entity Information	9 Months Ended
Mar. 31, 2026
Document Information Line Items
Entity Central Index Key	0001633369
Document Type	S-1
Entity Incorporation, State or Country Code	FL
Entity Registrant Name	FreeCast, Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false